Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 25,394,000	$ 800,000
Acquisition and Merger of Solidscape/Objet	797,100,000	24,600,000
Goodwill	$ 822,475,000	$ 25,394,000